Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Voyage revenues (Notes 1 and 4)	$ 353,397	$ 422,966	$ 391,746
Time charter amortization (Note 11)	3,475	262,305	364,368
Revenue from managing related party vessels (Note 4)	17	376	488
Total revenues	356,889	685,647	756,602
EXPENSES:
Voyage expenses (Note 17)	42,740	27,563	19,317
Charter hire expense	32,832	32,831	32,832
Charter hire amortization (Note 11)	36,526	39,945	39,952
Commissions to related parties (Notes 4 and 17)	3,892	3,188	2,260
Vessels operating expenses (Note 17)	85,074	86,700	83,197
Depreciation (Note 6)	128,089	125,283	123,411
Drydocking and special survey costs	13,326	11,243	11,379
General and administrative expenses (Notes 13 and 15)	35,583	35,748	42,995
Total Expenses	378,062	362,501	355,343
OTHER OPERATING INCOME/(LOSS):
Gain on sale of vessels (Note 6)	6,432	0	61
Impairment loss on intangible asset (Note 11)	(146,732)	0	0
Loss on disposal of JV ownership interest	0	0	(3,705)
Operating income (loss)	(161,473)	323,146	397,615
OTHER INCOME (EXPENSES):
Interest and finance costs (Notes 8 and 18)	(37,133)	(38,122)	(57,096)
Interest income	1,551	1,436	809
Losses on derivative financial instruments (Note 9)	(13,292)	(27,061)	(1,126)
Foreign exchange losses	(187)	(44)	(322)
Other, net	839	243	408
Total other income (expenses), net	(48,222)	(63,548)	(57,327)
Net income (loss) before taxes and loss assumed (income earned) by non-controlling interest	(209,695)	259,598	340,288
US Source Income taxes (Note 16)	(700)	(772)	(660)
Net income (loss) before loss assumed (income earned) by non-controlling interest	(210,395)	258,826	339,628
Loss assumed (income earned) by non-controlling interest	(1,198)	(997)	154
Net income (loss) attributed to Excel Maritime Carriers Ltd.	$ (211,593)	$ 257,829	$ 339,782
Earnings (losses) per common share, basic (Note 14)	$ (2.51)	$ 3.2	$ 5.03
Weighted average number of shares, basic	84,463,674	80,629,221	67,565,178
Earnings (losses) per common share, diluted (Note 14)	$ (2.51)	$ 3.1	$ 4.85
Weighted average number of shares, diluted	84,463,674	83,102,923	69,999,760